BRIDGE FINANCING AND SECURITIES PURCHASE AGREEMENT (Primary Financing)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
BRIDGE FINANCING AND PRIMARY FINANCING
BRIDGE FINANCING AND SECURITIES PURCHASE AGREEMENT (Primary Financing)

NOTE 5 – BRIDGE FINANCING AND PRIMARY FINANCING

Bridge Financing

In connection with the Merger Agreement and the Securities Purchase Agreement (described below), Quoin Inc. entered into a “Bridge Purchase Agreement” on March 24, 2021 with the Investor, pursuant to which the Investor agreed to purchase notes (the “Bridge Notes”) in the aggregate principal amount of up to $5,000,000 in exchange for an aggregate purchase price of up to $3,800,000 together with warrants. The Bridge Notes were purchased in three closings: (i) the first purchase of $2,000,000 on March 25, 2021 (proceeds of $1,500,000); (ii) the second purchase of $1,700,000 in April 2021 (proceeds of $1,250,000); and (iii) a third purchase of $1,300,000 in May 2021 (proceeds of $1,000,000).

The Bridge Notes were issued with a 25% original issue discount, at an interest rate of 15% per annum and had a maturity date of the earliest to occur of: (i) December 25, 2021, (ii) the date on which Quoin Inc.’s equity is registered under the Exchange Act or is exchanged for equity so registered or (iii) immediately prior to the closing of the Merger.

The Investor and Quoin Inc. agreed that if the Primary Financing is consummated, the Investor may, at its election, offset the purchase price related to the Primary Financing, by an amount equal to the outstanding amount under this Bridge Note, and, upon such set-off, the portion of this Bridge Note shall be deemed to have been paid in its entirety and all obligations thereunder shall be deemed to be fully satisfied.

The Bridge Notes were offset against the purchase price under the Securities Purchase Agreement related to the Primary Financing and converted into 100,618 ADSs upon the closing of the Primary Financing in October 2021. Interest expense, at the stated interest rate, recognized in the three and nine months ended September 30, 2022 and 2021 was $0 and $187,000 and $0 and $334,000, respectively.

Bridge Warrants

Upon the funding of each Bridge Note tranches described above, the Investor received warrants (the “Bridge Warrants”) to purchase a number of shares of Quoin Inc.’s common stock equal to the aggregate principal amount of the Bridge Notes. The Bridge Warrants had a term of five years from the date all of the shares underlying the Bridge Warrants are freely tradable. Quoin Inc. issued a total of 99,074 Bridge Warrants in the year ended December 31, 2021.

Following the closing date of the Merger, on each of the tenth trading day, the forty-fifth day, the ninetieth day, and the one hundred thirty-fifth day thereafter (each, a “Reset Date”), if the initial exercise price of the Bridge Warrants is greater than the arithmetic average of 85% of the three lowest weighted average prices of the post-Merger ordinary shares of the combined company during the ten trading day period immediately preceding the applicable Reset Date (the “Reset Price”), the exercise price of the Bridge Warrants will be reset to the Reset Price. Furthermore, the number of shares underlying Bridge Warrants will be adjusted such that the aggregate number of shares of common stock of Quoin Inc. issuable to the Investor reflects the Reset Price instead of the initial exercise price. Adjustments to the exercise price and number of warrant shares are available to the Investor until the second anniversary of the Registration Date, as defined in the Bridge Warrants. Upon the occurrence of a Fundamental transaction, as defined in the Bridge Warrants, the warrant holder has the right to elect a cash settlement for the value of the warrant based on the Black Scholes options pricing model.

The Company determined that the warrants met the criteria to be recorded as a liability instrument through the exchange date on the closing of the Primary Financing. The fair value of warrants was determined by a MonteCarlo simulation model to be approximately $1.6 million at the date of issuance of the 39,630 warrants in connection with the first closing and $2.2 million at the date of issuance of the 59,444 warrants in connection with the second and third closing of the Bridge Notes.

Upon the closing of the Primary Financing, the Bridge Warrants were exchanged for warrants to purchase 99,074 ADSs at a fixed per share exercise price of $49.75 (“Investor Exchange Warrants”), as amended, which replaced the reset provisions and modified the fundamental transaction requirements of the Bridge Warrants. On July 14, 2022, the Company and the Investor entered into an agreement amending the terms of the Investor Exchange Warrants, see below agreements with Altium Growth Fund, LP and Warrant Exercises.

Primary Financing

On October 28, 2021, the Company completed the private placement transaction with the Investor for an aggregate purchase price of approximately $17.0 million (comprised of the set off of approximately $5.0 million of Bridge Notes, and approximately $12.0 million in cash) (the “Primary Financing”), which resulted in the net proceeds of approximately $10.1 million. The Company issued 342,100 ADSs to the Investor.

Quoin Ltd. also was required to issue to the Investor, effective as of March 13, 2022, the 136th day following the consummation of the Merger (i) Series A Warrant to purchase 342,100 ADSs (the “Series A Warrant”) (ii) Series B Warrant to purchase 342,100 ADSs (the “Series B Warrant”) and (iii) Series C Warrant to purchase 191,174 ADSs (“Series C Warrant” and, together with the Series A Warrant and Series B Warrant, the “Investor Warrants”). The exercise price for the Investor Warrants is $49.75 per ADS, with Series A Warrant having a five-year maturity, and Series B Warrant and Series C Warrant having a two-year maturity.

The Company had the right to require the mandatory exercise of the Series C Warrant, subject to an effective registration statement being in place for the resale of the shares underlying such warrants and the satisfaction of equity market conditions, as defined in the Series C Warrant. On April 22, 2022, a registration statement for the resale of the shares underlying Investor Warrants was declared effective by the Securities and Exchange Commission. In the period from April 22, 2022 to June 30, 2022, the Investor exercised the Series B Warrant in full pursuant to the alternate cashless exercise rights of such warrant, which gives the Investor the sole option as elected by the Investor to receive 1.0 ADS for each warrant ADS underlying such warrant, resulting in the issuance of a total of 342,100 ADSs to the Investor. The market related conditions to require the mandatory exercise of the Series C Warrant were not met during the period up to July 14, 2022.

Agreements with Altium Growth Fund, LP and Warrant Exercises

On July 14, 2022, the Company, Quoin Inc. and Altium entered into an agreement (the “Altium Agreement”), pursuant to which the parties agreed to, among other things, (i) amend certain terms of the Series A Warrant and Investor Exchange Warrants previously issued to Altium to reduce the exercise price to $0.00 per ADS with respect to a total of 399,999 ADSs, (ii) cancel the Series C Warrant and the remaining portion of the Series A Warrant previously issued to Altium, and (iii) terminate the Purchase Agreements, pursuant to which the warrants were previously issued to Altium. The incremental fair value of the modified warrants was approximately $491,000, which was accounted for as an offering expense as part of the Offering (see Note 14) as the modification was done in contemplation of the Offering. As of August 2, 2022, Altium exercised all of its outstanding warrants to purchase ADSs at $0.00 per ADS exercise price and the Company issued a total of 399,999 ADSs to Altium.

The exercise price of the Noteholder Warrants was also reduced to $0.00 as of July 14, 2022 as a result of the Altium Agreement. The change in the exercise price of the Noteholder Warrants resulted in a deemed dividend of approximately $65,000 recorded during the three and nine months ended September 30, 2022. From July to September 2022, the 2020 Noteholders exercised all their warrants to purchase ADSs at $0.00 per ADS exercise price, and the Company issued a total of 29,388 ADSs to such noteholders.

NOTE 5 – BRIDGE FINANCING AND SECURITIES PURCHASE AGREEMENT (Primary Financing)

Bridge Financing

In connection with the Merger Agreement and the Securities Purchase Agreement (described below), Quoin Inc. entered into a “Bridge Purchase Agreement” on March 24, 2021 with the Investor, pursuant to which the Investor agreed to purchase, and Quoin Inc. agreed to issue notes (the “Bridge Notes”) in the aggregate principal amount of up to $5.0 million in exchange for an aggregate purchase price of up to $3.8 million together with warrants. The Bridge Notes were purchased in three closings: (i) the first purchase of $2.0 million on March 25, 2021 (Quoin Inc. received proceeds of $1.5 million less fees of $90,000); (ii) the second purchase of $1.7 million in April 2021 (Quoin Inc. received proceeds of $1.25 million) ; and (iii) a third purchase of $1.3 million in May 2021 (Quoin Inc. received proceeds of $1.0 million less fees of $185,000). The Bridge Notes were secured by a lien on Quoin Inc.’s current and future assets, were senior to all other outstanding and future indebtedness of Quoin Inc. and included covenants limiting future indebtedness, among others.

The Bridge Notes were issued with a 25% original issue discount, at an interest rate of 15% per annum and had a maturity date of the earliest to occur of: (i) December 25, 2021, (ii) the date on which Quoin Inc.’s equity is registered under the Exchange Act or is exchanged for equity so registered or (iii) immediately prior to the closing of the Merger

The Investor and Quoin Inc. agreed that if the Primary Financing is consummated, the Investor may, at its election, offset the purchase price otherwise payable by Investor to Quoin Inc. pursuant to the Securities Purchase Agreement related to the Primary Financing, by an amount equal to the outstanding amount under this Bridge Note, and, upon such set-off, the portion of this Bridge Note shall be deemed to have been paid in its entirety and all obligations thereunder shall be deemed to be fully satisfied without any further obligations on, or liability to, Quoin Inc.

The Company elected to account for the Bridge Notes using the fair value model due to the short maturity and likely conversion at the closing of the Merger. The cumulative fair value of the Bridge Notes was estimated to be approximately $5.0 million at the date of issuances, resulting in an increase in the fair value of approximately $1,250,000, which was recognized in the statement of operations for the year ended December 31, 2021. The fair value adjustments also included $275,000 of debt issuance costs which was also immediately recognized as a component of other expense. Management has estimated that the fair value had not significantly changed from issuance to the Merger date. See Note 6.

The Bridge Notes were offset against the purchase price under the Securities Purchase Agreement related to the Primary Financing and converted into 100,618 ADSs (including shares held in escrow for the benefit of the Investor) upon the closing of the Primary Financing. The accrued interest amounting to $393,611 was paid in cash. Interest expense, at the stated interest rate, recognized in the year ended December 31, 2021 was $393,611.

Warrants

Upon the funding of each Bridge Note tranches described above, the Investor received warrants (the “Bridge Warrants”) to purchase a number of shares of Quoin Inc.’s common stock equal to the aggregate principal amount of the Bridge Notes. The Bridge Warrants have a term of five years from the date all of the shares underlying the Bridge Warrants are freely tradable. The Bridge Warrants also contain certain rights with regard to asset distributions and fundamental transactions. Quoin Inc. issued a total of 99,074 Bridge Warrants in the year ended December 31, 2021.

Following the closing date of the Merger, on each of the tenth trading day, the forty-fifth day, the ninetieth day, and the one hundred thirty-fifth day thereafter (each, a “Reset Date”), if the initial exercise price of the Bridge Warrants is greater than the arithmetic average of 85% of the three lowest weighted average prices of the post-Merger ordinary shares of the combined company during the ten trading day period immediately preceding the applicable Reset Date (the “Reset Price”), the exercise price of the Bridge Warrants will be reset to the Reset Price. Furthermore, the number of shares underlying Bridge Warrants will be adjusted such that the aggregate number of shares of common stock issuable to the Investor reflects the Reset Price instead of the initial exercise price. Adjustments to the exercise price and number of warrant shares are available to the Investor until the second anniversary of the Registration Date, as defined in the Bridge Warrants. Upon the occurrence of a Fundamental transaction, as defined in the Bridge Warrants, the warrant holder has the right to elect a cash settlement for the value of the warrant base on the Black Scholes options pricing model.

The Company determined that the warrants met the criteria to be recorded as a liability instrument through the exchange date upon the closing of the Primary Financing. The fair value of warrants was determined by a MonteCarlo simulation model to be approximately $1.6 million at the date of issuance of the 39,630 warrants in connection with the first closing and $2.2 million at the date of issuance of the 59,444 (post exchange ratio) in connection with the second and third closing of the Bridge Notes See Note 6.

Upon the closing of the Primary Financing, the Bridge Warrants were exchanged for warrants to purchase 99,074 ADSs at a fixed per share exercise price of $49.75 (“Investor Exchange Warrants”), as amended, which replaced the reset provisions and modified the fundamental transaction requirements of the Bridge Warrants. The Investor Exchange Warrants and ordinary shares underlying the Investor Exchange Warrants were registered with the SEC on the Registration Statement on Form F-4. An amendment to the Investor Exchange Warrants was entered into in September 2021, which replaced the reset provisions with a fixed number of shares and exercise price.

Primary Financing

On October 28, 2021, the Company completed the private placement transaction with the Investor for an aggregate purchase price of approximately $17.0 million (comprised of (x) the set off of approximately $5 million of Bridge Notes, and (y) approximately $12 million in cash from the Investor) (the “Primary Financing”), and the Investor paid the Company approximately $11,504,000, which was net of $393,611 in accrued interest on the Bridge Notes. The Company incurred an additional approximate $1.4 million in costs associated with the Primary Financing, which resulted in the net proceeds of approximately $10.1 million. The Company issued 342,100 ADSs to the Investor, consisting of 66,702 delivered to the Investor on or after the Merger closing and 275,398 initially held in an escrow account for the benefit of the Investor as per the terms of the Securities Purchase Agreement. All such escrow shares were released to the Investor prior to December 31, 2021.

Quoin Ltd. also was required to issue to the Investor, effective as of March 13, 2022, the 136th day following the consummation of the Merger (i) Series A Warrant to purchase 342,100 ADSs (the “Series A Warrant”) (ii) Series B Warrant to purchase 342,100 ADSs (the “Series B Warrant”) and (iii) Series C Warrant to purchase 191,174 ADSs (“Series C Warrant” and, together with the Series A Warrant and Series B Warrant, the “Investor Warrants”). The exercise price for the Investor Warrants is $49.75 per ADS, with Series A Warrant having a five-year maturity, and Series B Warrant and Series C Warrant having a two-year maturity. The Company has the right to require the mandatory exercise of the Series C Warrant, subject to an effective registration statement being in place for the resale of the shares underlying such warrants and the satisfaction of equity market conditions, as defined in the Series C Warrant. As of the financial statement filing date, not all of the market related conditions were met. Upon the exercise of the Series C Warrant in full, the Investor would also be granted an additional Series A Warrant to purchase 191,174 ADSs and an additional Series B Warrant to purchase 191,174 ADSs at an exercise price of $49.75 per ADS.